Convertible Preferred Shares - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Qualified IPO [Member]	Sep. 30, 2013 Qualified IPO [Member] Minimum [Member]	Jun. 30, 2010 Series B-2 Convertible Preferred Share [Member]	Sep. 30, 2013 Series B-2 Convertible Preferred Share [Member]	Dec. 31, 2012 Series B-2 Convertible Preferred Share [Member]	Sep. 30, 2013 Series B Convertible Preferred Shares [Member]	Aug. 18, 2010 Series B Convertible Preferred Shares [Member]	Sep. 30, 2013 Series B-1 Convertible Preferred Shares [Member]	Aug. 18, 2010 Series B-1 Convertible Preferred Shares [Member]	Sep. 30, 2013 Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Gross proceeds from sale of ordinary shares						$ 50,000,000
Sale price per share							$ 5.00
Share reserved as available for conversion of preferred share	16,163,598
Weighted Average Subscription price per share								$ 2.7990	$ 2.7990 [1]	$ 2.7990 [1]
Conversion price of preferred shares												$ 3.1715		$ 3.8450
Number of common shares issued for conversion of convertible preferred shares												1.0173		1.040
Convertible preferred shares dividend percentage on issuance price	8.00%								8.00%		8.00%		8.00%		8.00%
Convertible preferred shares, liquidation preference percentage of subscription price									100.00%		100.00%		100.00%		100.00%
Terms of redemption rights	The holders of the Company’s Series B and B-1 preferred shares hold redemption rights such that at any time after June 19, 2011, if at least two-thirds of the holders of Series B and B-1 convertible preferred shares, voting together, elect to redeem their shares, the Company shall redeem all Series B and B-1 convertible preferred shares. The holders of the Company’s Series B-2 convertible preferred shares hold redemption rights such that at any time after June 1, 2013, if at least two-thirds of the holders of Series B-2 elect to redeem their shares, the Company shall redeem all Series B-2 convertible preferred shares. The redemption price available to Series B, B-1 and B-2 shall be 130% of subscription price per share, plus all declared and unpaid dividends.According to the shareholders' resolution dated August 13, 2013, the first possible redemption dates of the Company's Series B, B-1 and B-2 preferred shares were amended to January 1, 2014, respectively.
Convertible preferred shares redemption percentage of subscription price									130.00%		130.00%		130.00%
Aggregate amount of redemption for all issued redeemable preferred shares each year for five years			48,400,000
Warrants to purchase convertible preferred shares, issued									1,239,227
Warrants issued, exercise price									1.25
Cash consideration, exercise of warrants	0	0	0	0	1,545,000			1,549,000
Extinguishment of warrant liabilities recorded in the carrying value of Series B-2					1,989,000			1,989,000
Change in fair value of warrants	$ 0	$ 0	$ 0	$ 0	$ 37,000

[1]	Pursuant to the Company's Amended and Restated Memorandum and Articles dated September 2009, the subscription price for Series B-2 convertible preferred shares represents the weighted average price of the shares issued in October 2009 and June 2010, respectively.